CONTRIBUTED EQUITY, Movements in Issued Capital (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movements in Issued Capital [Abstract]
Opening balance	$ 58,764,248
Issue of shares - exercise of options	1,739,103	$ 121,270
Issue of shares - conversion of RSUs	0	0
Issue of shares to consultant	0
Share issue costs	(399,425)	(992,340)
Closing balance	$ 78,897,119
Contributed Equity [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)	193,493,973
Opening balance	$ 58,764,248	29,782,268
Issue of shares - share placement	17,088,750	16,117,800
Issue of shares - exercise of options	3,127,752	194,205
Issue of shares - conversion of rights	15,059
Issue of shares - conversion of RSUs	225,735	167,487
Issue of shares to consultant	75,000
Share issue costs	$ (399,425)	(1,347,128)
Closing balance (in shares)	224,297,550
Closing balance	$ 78,897,119	$ 44,914,632
Contributed Equity [Member] | Ordinary Shares [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)	193,493,973	140,288,491
Issue of shares - share placement (in shares)	21,000,000	30,000,000
Issue of shares - exercise of options (in shares)	9,331,823	737,000
Issue of shares - conversion of rights (in shares)	13,755
Issue of shares - conversion of RSUs (in shares)	341,461	200,001
Issue of shares to consultant (in shares)	116,538
Closing balance (in shares)	224,297,550	171,225,492
Contributed Equity [Member] | Class A [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)	19,800,000	19,800,000
Issue of shares - share placement (in shares)	0	0
Issue of shares - exercise of options (in shares)	0	0
Issue of shares - conversion of rights (in shares)	0
Issue of shares - conversion of RSUs (in shares)	0	0
Issue of shares to consultant (in shares)	0
Closing balance (in shares)	19,800,000	19,800,000
Contributed Equity [Member] | Class B [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)	19,800,000	19,800,000
Issue of shares - share placement (in shares)	0	0
Issue of shares - exercise of options (in shares)	0	0
Issue of shares - conversion of rights (in shares)	0
Issue of shares - conversion of RSUs (in shares)	0	0
Issue of shares to consultant (in shares)	0
Closing balance (in shares)	19,800,000	19,800,000